Cash Flow Information	6 Months Ended
Jun. 30, 2022
Disclosure Of Cash Flow Information [Abstract]
Cash Flow Information

21. Cash flow information

Cash used in operations

		Six Months Ended June 30,
	Notes	2021	2022
		RMB’000	RMB’000
Loss before income tax		(942,481)	(400,544)
Adjustments for:
Finance income - net		(158)	(1,236)
Investment income from investments at fair value through profit and loss and wealth management products	8	(138)	(526)
Amortization of intangible assets		15	31
Depreciation of property, plant and equipment	11	1,044	2,309
Depreciation of rights-of-use assets	12	373	918
Share-based compensation expenses	18	19,423	27,894
Net foreign exchange differences	8	741	(7,762)
Fair value changes of financial instruments with preferred rights	20	674,269	-
Loss on disposal of property, plant and equipment		153	4
Changes in working capital
Other receivables and prepayments		(42,522)	(1,541)
Other non-current assets		(3,059)	13,200
Other payables and accruals		(1,628)	2,807
Trade payables		41,032	21,783
Net cash used in operations		(252,936)	(342,663)